Related party transactions - Balances Payable to Related Parties (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Related Party Transaction [Line Items]
Balances in non-interest-bearing deposits	₨ 3,116,596.7	$ 36,481.3	₨ 3,079,829.4
Balances in interest-bearing deposits	23,994,357.2	280,865.7	20,688,406.2
Principal Owner
Related Party Transaction [Line Items]
Balances in non-interest-bearing deposits	0.0		0.0
Balances in interest-bearing deposits	0.0		0.0
Accrued expenses and other liabilities	0.0		0.0
Total	0.0		0.0
Others
Related Party Transaction [Line Items]
Balances in non-interest-bearing deposits	2,349.0		2,522.6
Balances in interest-bearing deposits	462.6		4,006.3
Accrued expenses and other liabilities	110.8		0.0
Total	2,922.4		6,528.9
Related Party
Related Party Transaction [Line Items]
Balances in non-interest-bearing deposits	2,349.0	27.5	2,522.6
Balances in interest-bearing deposits	462.6	5.4	4,006.3
Accrued expenses and other liabilities	110.8	1.3	0.0
Total	₨ 2,922.4	$ 34.2	₨ 6,528.9